Taxation - Summary of prima facie tax reconciliation (Detail) - USD ($) $ in Millions		6 Months Ended
	Apr. 01, 2023	Jun. 30, 2023	Jun. 30, 2022
Major components of tax expense (income) [abstract]
Profit before taxation		$ 6,930	$ 12,315	[1]
Applicable tax rate	25.00%	23.50%	19.00%
Prima facie tax payable at UK rate of 23.5% (2022: 19%)		$ 1,628	$ 2,340
Higher rate of taxation of 30% on Australian earnings (2022: 30%)		373	924
Other tax rates applicable outside the UK and Australia		(130)	68
Tax effect of profit from equity accounted units and related expenses		(101)	(89)
Impact of changes in tax rates		0	(12)
Resource depletion allowances		(6)	(14)
Recognition of previously unrecognised deferred tax assets		(62)	(209)
Write-down of previously recognised deferred tax assets		40	8
Utilisation of previously unrecognised deferred tax assets		(10)	(50)
Unrecognised current year operating losses		259	71
Adjustments in respect of prior periods		(4)	(137)
Other items		(4)	(33)
Total taxation charge		$ 1,983	$ 2,867	[1]
Weighted average statutory tax rate		30.00%	29.00%

[1]	Comparative information has been restated to reflect the adoption of narrow scope amendments to IAS12 'Income Taxes', refer to note 2 for details.